Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) € in Thousands, $ in Thousands	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	[1]	Dec. 31, 2025 EUR (€)
Current Assets - Trade and Revenue receivables:
Trade receivable	€ 1,434			€ 958
Income receivable	6,196			6,278
Current Assets - Trade and Revenue receivables	7,630	$ 8,697		7,236
Current Assets - Other receivables:
Government authorities	10,828			8,496
Interest receivable	254			154
Advance tax payment	695			503
Inventory	244			583
Insurance receivable				604
Prepaid expenses and other	3,344			4,578
Current Assets - Other receivables, total	15,365			14,918
Non-current Assets - Long term receivables:
Prepaid expenses associated with long-term loans	18,832			16,245
Annual rent deposits	719			571
Loans to others	601			545
Other deposits	718			736
Non-current Assets - Long term receivables	€ 20,870			€ 18,097

[1]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)